Description of Business Narrative (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2015 business_segment Country manufacturing_and_converting_facility	Dec. 31, 2014 business_segment Country manufacturing_and_converting_facility
Accounting Policies [Abstract]
Number of manufacturing and converting facilities	22	22
Number of countries in which entity operates | Country	14	14
Number of business segments | business_segment	4	4